CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 2,296,147	$ 1,055,669	$ 1,595,628
Inventories	186,339
Prepaid expenses and other current assets	33,516	344,536	369,091
Total current assets	2,516,002	1,400,205	1,964,719
Property and equipment - net	144,576	144,146	18,853
Other assets	273,857	267,575	254,908
Total long-term assets	418,433	411,721	273,761
Total Assets	2,934,435	1,811,926	2,238,480
Current Liabilities:
Accounts payable	784,357	817,701	852,167
Accrued expenses and other current liabilities	566,212	401,418	118,598
Convertible notes payable, net of debt discount in the amount of $11,985 at September 30, 2011 and $-0- at December 31, 2010	238,015
Total current liabilities	1,588,584	1,219,119	970,765
Long Term Liabilities:
Convertible notes payable, net of debt discount in the amount of $688,182 at September 30, 2011 and $257,862 at December 31, 2010	224,818	1,077,388
Total long term liabilities	224,818	1,077,388
Total liabilities	1,813,402	2,296,507	970,765
Commitments and Contingencies
Stockholders' Equity (Deficit):
Common Stock, Par Value $0.001, 500,000,000 shares authorized at September 30, 2011, December 31, 2010 and 2009, respectively; 172,283,058, 122,838,411 and 66,374,856 shares issued and outstanding, respectively	172,283	122,838	66,375
Additional paid-in capital	91,575,243	83,375,544	80,097,536
Deficit accumulated during the development stage	(90,627,971)	(83,988,850)	(78,902,521)
Total stockholders' equity (deficit)	1,121,033	(484,581)	1,267,715
Total Liabilities and Stockholders' Equity (Deficit)	2,934,435	1,811,926	2,238,480
Series B Preferred Stock
Stockholders' Equity (Deficit):
Preferred Stock	66	61	69
Series A Preferred Stock
Stockholders' Equity (Deficit):
Preferred Stock	$ 1,412	$ 5,826	$ 6,256